Dec. 07, 2020
Lazard Emerging Markets Equity Blend Portfolio
Lazard Emerging Markets Equity Blend Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

THE LAZARD FUNDS, INC.
Lazard Emerging Markets Equity Blend Portfolio

Supplement to Current Summary Prospectus and Prospectus

Effective on or about February 8, 2021 (the "Effective Date"), the Portfolio's name will change to Lazard Emerging Markets Strategic Equity Portfolio.

As of the Effective Date, the following will supersede and replace the sections entitled "Principal Investment Strategies" in the summary prospectus and "Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Strategies" in the prospectus:

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that Lazard Asset Management LLC (the "Investment Manager") believes are undervalued based on their earnings, cash flow or asset values. The Portfolio may invest in securities of companies of any size, and the market capitalizations of companies in which the Portfolio invests may vary with market conditions. The Investment Manager seeks to opportunistically invest in companies with strong and/or improving financial productivity at attractive valuations. The Investment Manager focuses on a company's ability to sustain "value creation" against current and future valuations. Criteria includes return on invested capital and return on equity as well as valuation relative to history, peer group, country, sector and economic potential.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, such equity securities also may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs").

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Although the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), it may invest in a smaller number of issuers than other, more diversified investment portfolios.

As of the Effective Date, the following will supplement the sections entitled "Principal Investment Risks" in the summary prospectus and "Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Risks" in the prospectus:

Focused Investing Risk. The Portfolio's net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of securities issued by a larger number of issuers.

Value Investing Risk. Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

As of the Effective Date, "Value Investing and Growth Investing Risk," "Quantitative Model Risk," "Allocation Risk," "Sector Risk" and "Country Risk" will no longer be principal risks of the Portfolio and will be removed from the sections entitled "Principal Investment Risks" in the summary prospectus and "Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Principal Investment Risks" in the prospectus.

Dated: December 7, 2020